PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2021	2022
	RMB	RMB
Office buildings	169,761	32,988
Furniture	43,061	39,228
Office equipment	393,561	375,930
Leasehold improvements	247,652	220,113
Total property and equipment	854,035	668,259
Less: accumulated depreciation	554,594	545,425
Property and equipment, net	299,441	122,834

Schedule of Depreciation Expense

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	132,898	93,503	73,797
Selling and marketing expenses	18,137	11,999	7,098
General and administrative expenses	18,867	15,345	10,535
Research and development expenses	1,354	913	252
Total	171,256	121,760	91,682